Fair Value Measurements (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Trading securities [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance		¥ 3,003
Total realized and unrealized gains (losses):
Included in earnings		181
Purchases, issuances, sales and settlements		(562)
Transfers in and/or out of level 3		(2,622)
Ending Balance		0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	1,097	7,630
Total realized and unrealized gains (losses):
Included in earnings	(13)	(260)
Included in other comprehensive income (loss)	(18)
Purchases, issuances, sales and settlements	3,515	(5,660)
Transfers in and/or out of level 3		(613)
Ending Balance	4,581	1,097
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Changes in unrealized gains (losses) relating to instruments still held at reporting date Included in earnings	(2)
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	17,433	51,798
Total realized and unrealized gains (losses):
Included in earnings	(224)	(404)
Included in other comprehensive income (loss)	(842)	1,818
Purchases, issuances, sales and settlements	8,251	(4,247)
Transfers in and/or out of level 3	(4,568)	(31,532)
Ending Balance	20,050	17,433
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Changes in unrealized gains (losses) relating to instruments still held at reporting date Included in earnings	10	(40)
Available-for sale securities, Equity securities [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	3,936	3,562
Total realized and unrealized gains (losses):
Included in earnings		(2)
Included in other comprehensive income (loss)	32	374
Purchases, issuances, sales and settlements		2
Ending Balance	3,968	3,936
Other Investments [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	69,672	59,781
Total realized and unrealized gains (losses):
Included in earnings	(3,332)	6,288
Included in other comprehensive income (loss)	2,606	2,781
Purchases, issuances, sales and settlements	1,112	822
Ending Balance	70,058	69,672
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Changes in unrealized gains (losses) relating to instruments still held at reporting date Included in earnings	(3,779)	6,726
Derivative assets [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance		0
Total realized and unrealized gains (losses):
Included in earnings		(69)
Purchases, issuances, sales and settlements		(186)
Transfers in and/or out of level 3		255
Ending Balance		¥ 0